Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions			12 Months Ended
	Nov. 20, 2017	Oct. 17, 2017	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Purchased power costs			$ 2,899	$ 2,875
Revenues for transmission services			6,110	5,947
Promissory note issued and repaid			0	486
Promissory note repaid			0	486
Proceeds from preferred shares issued			0	486
Net interest paid			458	452
IESO [Member]
Related Party Transaction [Line Items]
Purchased power costs			1,636	1,583
Funding received related to CDM programs			62	59
OPG [Member]
Related Party Transaction [Line Items]
Purchased power costs			10	9
Costs related to the purchase of services			0	1
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity			8	7
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power costs			2	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees			8	8
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Return of stated capital			544	535
Dividends paid			6	15
Stock-based compensation costs			28	23
2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Dividends paid			9	0
Promissory note issued and repaid		$ 486	0	486
Promissory note repaid	$ 486
Proceeds from preferred shares issued			$ 0	$ 486
Net interest paid	1
Preferred Class B [Member]
Related Party Transaction [Line Items]
Proceeds from preferred shares issued	$ 486
Preferred shares issued (in shares)	485,870		485,870	0
Preferred Class B [Member] | 2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from preferred shares issued	$ 486
Preferred shares issued (in shares)	485,870
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 477	$ 357
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 15	6
Hydro One Limited [Member] | The Province [Member]
Related Party Transaction [Line Items]
Ownership percentage			47.40%
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			$ 1,688	1,581
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			1,615	1,521
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			239	247
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			4,422	4,366
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			35	32
Energy Service [Member] | Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for transmission services			3	3
Energy Service [Member] | Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power costs			$ 23	$ 24